SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 24, 2020	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Director fees		$ 12,899	$ 9,954	$ 62,447	$ 29,841	$ 26,339	$ 91,050	$ 11,207
Professional fees		43,429	27,034	260,802	73,519	241,854	521,064	222,870
Consulting fees	$ 275,918
Salaries		358,465	254,790	757,208	436,575	282,003	1,222,171	93,460
Related parties [member]
IfrsStatementLineItems [Line Items]
Director fees		46,500		93,000	47,905	72,541	107,168	54,585
Professional fees			50,000		50,000		327,370	55,625
Share-based compensation		203,268		405,419			128,729	1,997,611
Consulting fees		11,163	35,790	11,163
Salaries		224,949	70,880	321,234	110,354
Total		$ 485,880	$ 156,670	$ 830,816	$ 208,259
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Consulting fees						270,427		206,507
Salaries							686,615
Share-based compensation							$ 143,032	$ 2,527,596